Ordinary shares, share premium, and other equity - Narrative (Details) £ / shares in Units, £ in Millions, shares in Millions		12 Months Ended
		Dec. 31, 2021 GBP (£) dummy Redemptions £ / shares shares	Dec. 31, 2020 GBP (£) Redemptions dummy shares	May 05, 2021 £ / shares shares	Dec. 31, 2019 GBP (£) shares	Dec. 31, 2018 GBP (£)
Repurchase of shares		£ 1,200
Equity		£ 70,211	£ 66,882		£ 65,660	£ 63,779
Ordinary shares
Number of shares outstanding (in shares) | shares		16,752	17,359		17,322
Par value per share (in GBP per share) | £ / shares		£ 0.25		£ 0.25
Shares authorized for repurchase (in shares) | shares				1,737
Repurchase of shares | shares		644
Ordinary share capital | Ordinary shares
Repurchase of shares		£ 161	£ 0
Equity		4,188	4,340		£ 4,331
AT1 securities issuance		0	0
Reduction of issued capital			0
Other equity instruments
Repurchase of shares		0
Equity	[1]	12,259	11,172		£ 10,871	£ 9,632
AT1 securities issuance		£ 1,078	1,142
Reduction of issued capital			£ 831
AT1 Securities | Fixed rate resetting perpetual subordinated contingent convertible Securities
Number of convertible instruments issued | dummy		1	1
AT1 securities issuance		£ 1,078	£ 1,142
Issuance costs		£ 4	£ 4
Number of convertible instruments redeemed | Redemptions		0	1
Reduction of issued capital			£ 831

[1]	For further details refer to Note 28.